Property, plant and equipment - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment
Borrowing costs capitalized	€ 29.0	€ 5.4
Capitalization rate (in percent)	3.60%	4.00%
BW Group
Property, Plant and Equipment
Guarantee Fees Capitalized.	€ 3.0	€ 4.0
Assets under construction
Property, Plant and Equipment
Additions	691.0	250.0
A-Class vessels
Property, Plant and Equipment
Additions	102.0	94.0
P-Class vessels
Property, Plant and Equipment
Additions	201.0	51.0
M-Class vessels
Property, Plant and Equipment
Additions		66.0
M Class and Wind Keeper Vessels
Property, Plant and Equipment
Additions	374.0
O-class vessels
Property, Plant and Equipment
Additions	14.0
Transfer from assets under construction	11.0
Dry dock on Wind Osprey
Property, Plant and Equipment
Transfer from assets under construction	4.0
Wind Orca
Property, Plant and Equipment
Transfer from assets under construction	60.0	17.0
Wind Osprey
Property, Plant and Equipment
Transfer from assets under construction	54.0	€ 22.0
Wind Pace
Property, Plant and Equipment
Transfer from assets under construction	326.0
Wind Maker
Property, Plant and Equipment
Transfer from assets under construction	356.0
Wind Peak
Property, Plant and Equipment
Transfer from assets under construction	€ 18.0